Finacial Liabilities at Fair Value - Schedule of Financial Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liability [Line Items]
Total	$ 1,575	$ 1,470
Financial liability [Member]
Schedule of Financial Liability [Line Items]
Total	69	11
Private warrants [Member]
Schedule of Financial Liability [Line Items]
Total	$ 1,506	$ 1,459